UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 4/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of April 30, 2017 (Unaudited)

Deutsche Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 59.9%
Consumer Discretionary 8.7%
AMC Networks, Inc., 5.0%, 4/1/2024		800,000	810,520
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027 (b)		810,000	814,875
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		1,250,000	1,275,000
Charter Communications Operating LLC:
3.579%, 7/23/2020		270,000	278,992
4.908%, 7/23/2025		567,000	607,680
144A, 5.375%, 5/1/2047		200,000	204,631
CVS Health Corp., 5.125%, 7/20/2045		320,000	357,620
EW Scripps Co., 144A, 5.125%, 5/15/2025		475,000	487,469
General Motors Co.:
6.6%, 4/1/2036		145,000	167,149
6.75%, 4/1/2046		470,000	551,461
Goodyear Tire & Rubber Co., 4.875%, 3/15/2027		1,320,000	1,320,000
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		930,000	936,975
Hilton Worldwide Finance LLC, 144A, 4.875%, 4/1/2027		1,090,000	1,117,250
International Game Technology PLC, 144A, 6.5%, 2/15/2025		900,000	985,500
Lennar Corp., 4.125%, 1/15/2022		1,515,000	1,545,300
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		775,000	794,375
Nordstrom, Inc.:
4.0%, 3/15/2027		225,000	226,149
5.0%, 1/15/2044		355,000	337,640
PulteGroup, Inc., 5.0%, 1/15/2027		1,875,000	1,898,438
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	936,000
Time Warner, Inc., 3.8%, 2/15/2027		170,000	169,253
Toll Brothers Finance Corp., 4.875%, 11/15/2025		900,000	924,750
Viacom, Inc.:
5.875%, 2/28/2057		215,000	221,988
6.25%, 2/28/2057		230,000	236,038
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	289,342
			17,494,395
Consumer Staples 1.0%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		630,000	688,246
Kraft Heinz Foods Co., 4.375%, 6/1/2046		945,000	899,108
Molson Coors Brewing Co., 4.2%, 7/15/2046		330,000	312,124
PepsiCo, Inc., 4.45%, 4/14/2046		130,000	139,469
			2,038,947
Energy 9.3%
Cenovus Energy, Inc., 144A, 5.4%, 6/15/2047		760,000	744,178
Concho Resources, Inc., 5.5%, 4/1/2023		450,000	466,594
ConocoPhillips Co., 4.15%, 11/15/2034		335,000	333,882
Continental Resources, Inc., 5.0%, 9/15/2022		450,000	453,937
Crestwood Midstream Partners LP, 144A, 5.75%, 4/1/2025		980,000	1,016,750
Enbridge, Inc., 5.5%, 12/1/2046		300,000	329,601
Energy Transfer Partners LP, 5.95%, 10/1/2043		225,000	236,992
Halliburton Co., 4.85%, 11/15/2035		550,000	582,537
Hess Corp.:
5.6%, 2/15/2041		475,000	479,811
5.8%, 4/1/2047		250,000	259,654
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		430,000	403,731
Marathon Oil Corp., 5.2%, 6/1/2045		255,000	256,400
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		530,000	543,250
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	478,125
Noble Holding International Ltd.:
5.75%, 3/16/2018		80,000	80,899
7.75%, 1/15/2024 (b)		1,960,000	1,788,500
Petrobras Global Finance BV:
6.125%, 1/17/2022		337,000	353,125
8.375%, 5/23/2021		1,825,000	2,066,812
Petroleos Mexicanos:
4.625%, 9/21/2023		375,000	377,175
144A, 5.375%, 3/13/2022		414,000	435,218
Plains All American Pipeline LP:
2.85%, 1/31/2023		465,000	452,073
4.3%, 1/31/2043		235,000	204,191
4.5%, 12/15/2026		420,000	435,375
Raizen Fuels Finance SA, 144A, 5.3%, 1/20/2027		750,000	775,507
Range Resources Corp., 4.875%, 5/15/2025		450,000	432,000
Regency Energy Partners LP, 4.5%, 11/1/2023		330,000	343,532
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		800,000	882,160
Sabine Pass Liquefaction LLC, 144A, 5.0%, 3/15/2027		1,315,000	1,387,879
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		260,000	257,677
Transcanada Trust, 5.3%, 3/15/2077		1,015,000	1,023,881
Ultra Resources, Inc., 144A, 6.875%, 4/15/2022		735,000	743,269
			18,624,715
Financials 12.8%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	206,808
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021		450,000	441,282
144A, 2.75%, 2/3/2021		295,000	297,295
Ares Capital Corp.:
3.625%, 1/19/2022		480,000	479,306
3.875%, 1/15/2020		590,000	603,192
Bank of America Corp., 3.824%, 1/20/2028		985,000	992,294
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021		600,000	596,476
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		600,000	678,480
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	156,561
BNP Paribas SA, 144A, 4.625%, 3/13/2027		1,120,000	1,147,964
BPCE SA, 2.65%, 2/3/2021		395,000	395,183
Credit Agricole SA, 144A, 2.375%, 7/1/2021 (b)		385,000	379,991
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		300,000	304,727
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023		525,000	535,470
4.55%, 4/17/2026		450,000	472,243
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	313,018
FS Investment Corp., 4.75%, 5/15/2022		440,000	451,914
HSBC Holdings PLC, 4.375%, 11/23/2026		380,000	389,346
ING Groep NV, 3.95%, 3/29/2027		340,000	348,200
JPMorgan Chase & Co., 2.95%, 10/1/2026		1,040,000	999,122
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	215,791
Legg Mason, Inc., 5.625%, 1/15/2044		300,000	308,091
Loews Corp., 4.125%, 5/15/2043		250,000	243,684
Macquarie Bank Ltd., 144A, 6.125%, 3/8/2027 (b)		790,000	804,220
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,150,000	1,252,190
Manulife Financial Corp.:
4.061%, 2/24/2032		740,000	750,620
4.9%, 9/17/2020		230,000	248,284
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	58,092
Morgan Stanley, 4.375%, 1/22/2047		270,000	273,164
Nationwide Building Society, 144A, 2.45%, 7/27/2021		425,000	423,689
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		260,000	288,721
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		1,140,000	1,141,906
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		530,000	530,849
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		770,000	774,769
Santander UK Group Holdings PLC, 2.875%, 8/5/2021		950,000	944,682
Societe Generale SA, 144A, 7.375%, 12/29/2049		1,224,000	1,294,380
Standard Chartered PLC:
144A, 3.05%, 1/15/2021		565,000	569,560
144A, 4.05%, 4/12/2026		475,000	481,870
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/2021		220,000	216,133
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		270,000	269,392
144A, 2.8%, 5/4/2022 (c)		550,000	549,692
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	199,645
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		1,070,000	1,087,674
UniCredit SpA, 144A, 3.75%, 4/12/2022		495,000	495,107
Voya Financial, Inc., 4.8%, 6/15/2046		335,000	335,823
Wells Fargo & Co., 3.0%, 10/23/2026		1,025,000	988,353
Woori Bank, 144A, 4.5%, 12/29/2049		750,000	735,086
			25,670,339
Health Care 2.6%
AbbVie, Inc., 4.45%, 5/14/2046		320,000	311,920
Aetna, Inc., 2.8%, 6/15/2023		240,000	240,139
Amgen, Inc., 2.6%, 8/19/2026		350,000	327,455
Anthem, Inc., 3.3%, 1/15/2023		180,000	182,952
Bristol-Myers Squibb Co., 3.25%, 2/27/2027		855,000	857,798
Express Scripts Holding Co.:
3.4%, 3/1/2027		255,000	242,682
4.8%, 7/15/2046		195,000	189,557
HCA, Inc., 5.25%, 6/15/2026		900,000	959,625
Mylan NV, 5.25%, 6/15/2046		115,000	118,077
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		717,000	694,204
Stryker Corp.:
3.375%, 11/1/2025		240,000	243,304
4.625%, 3/15/2046		120,000	125,507
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		430,000	417,895
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		135,000	138,205
4.2%, 1/15/2047		210,000	215,282
			5,264,602
Industrials 3.4%
Bombardier, Inc., 144A, 8.75%, 12/1/2021		1,685,000	1,874,562
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		65,000	66,138
FedEx Corp., 4.55%, 4/1/2046		260,000	262,667
Northrop Grumman Corp., 3.2%, 2/1/2027		455,000	455,531
Rockwell Collins, Inc., 4.35%, 4/15/2047		455,000	460,870
Siemens Financieringsmaatschappij NV:
144A, 3.4%, 3/16/2027		600,000	612,153
144A, 4.2%, 3/16/2047		585,000	606,055
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		335,000	326,767
United Rentals North America, Inc.:
5.5%, 5/15/2027		985,000	1,013,319
5.875%, 9/15/2026		1,090,000	1,149,950
			6,828,012
Information Technology 5.0%
Apple, Inc., 3.45%, 2/9/2045		170,000	154,733
Broadcom Corp.:
144A, 3.0%, 1/15/2022		620,000	624,903
144A, 3.625%, 1/15/2024		515,000	522,489
CA, Inc., 3.6%, 8/15/2022		230,000	236,017
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		570,000	582,112
Dell International LLC:
144A, 3.48%, 6/1/2019		425,000	434,689
144A, 4.42%, 6/15/2021		345,000	362,181
144A, 5.875%, 6/15/2021		1,655,000	1,754,300
144A, 8.1%, 7/15/2036		260,000	326,285
DXC Technology Co.:
144A, 4.25%, 4/15/2024		550,000	563,529
144A, 4.75%, 4/15/2027		675,000	697,152
eBay, Inc., 3.8%, 3/9/2022		231,000	241,385
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		400,000	416,914
Gartner, Inc., 144A, 5.125%, 4/1/2025		130,000	134,550
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		280,000	289,423
Microsoft Corp., 3.45%, 8/8/2036		250,000	240,302
Quintiles IMS, Inc., 144A, 5.0%, 10/15/2026		750,000	765,000
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		235,000	234,514
5.75%, 12/1/2034		320,000	298,422
Symantec Corp., 144A, 5.0%, 4/15/2025		345,000	356,644
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025 (b)		750,000	773,621
			10,009,165
Materials 5.6%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,630,000	1,685,469
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		750,000	774,750
Bluestar Finance Holdings Ltd., REG S, 4.375%, 6/11/2020		900,000	930,382
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (b)		500,000	570,000
CF Industries, Inc., 3.45%, 6/1/2023 (b)		1,100,000	1,025,750
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		450,000	447,750
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	125,458
LYB International Finance II BV, 3.5%, 3/2/2027		870,000	860,026
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	989,500
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		270,000	281,227
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		1,185,000	1,183,519
Vale Overseas Ltd., 6.25%, 8/10/2026		630,000	688,464
Vedanta Resources PLC, 144A, 6.375%, 7/30/2022		900,000	912,150
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	782,700
			11,257,145
Real Estate 4.9%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		440,000	440,761
(REIT), 5.95%, 12/15/2026 (b)		325,000	319,161
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		335,000	370,690
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		340,000	349,350
144A, (REIT), 5.375%, 3/15/2027		225,000	231,750
Equinix, Inc., (REIT), 5.375%, 4/1/2023		900,000	937,125
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		330,000	332,476
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		560,000	598,438
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		365,000	371,491
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		3,090,000	3,120,900
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		840,000	836,850
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		400,000	397,175
(REIT), 4.95%, 4/1/2024		370,000	386,515
Select Income REIT, (REIT), 4.15%, 2/1/2022		370,000	375,086
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		850,000	884,531
			9,952,299
Telecommunication Services 3.2%
AT&T, Inc.:
3.4%, 5/15/2025		525,000	511,259
4.25%, 3/1/2027		576,000	588,130
4.5%, 5/15/2035		505,000	478,285
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		900,000	948,112
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		555,000	559,856
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		640,000	640,610
144A, 3.6%, 1/19/2027		554,000	558,520
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		475,000	479,156
Telefonica Emisiones SAU, 5.213%, 3/8/2047		515,000	535,089
Verizon Communications, Inc.:
2.625%, 8/15/2026		865,000	792,768
4.272%, 1/15/2036		425,000	397,529
			6,489,314
Utilities 3.4%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024		1,200,000	1,253,508
AmeriGas Partners LP, 5.5%, 5/20/2025		792,000	799,920
Electricite de France SA, 144A, 4.75%, 10/13/2035		555,000	575,956
Great Plains Energy, Inc., 4.85%, 4/1/2047		230,000	233,665
Israel Electric Corp. Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	971,244
NRG Energy, Inc., 6.625%, 1/15/2027 (b)		815,000	806,850
Pampa Energia SA, 144A, 7.5%, 1/24/2027		1,363,000	1,451,595
Southern Co., 3.25%, 7/1/2026		590,000	574,263
Southern Power Co., Series F, 4.95%, 12/15/2046		231,000	232,641
			6,899,642
Total Corporate Bonds (Cost $118,146,631)			120,528,575
Mortgage-Backed Securities Pass-Throughs 10.0%
Federal Home Loan Mortgage Corp.:
3.5%, 7/1/2045		2,477,587	2,561,246
5.5%, 6/1/2035		2,001,192	2,250,642
Federal National Mortgage Association:
3.5%, 12/1/2046		2,413,255	2,491,241
4.0%, with various maturities from 9/1/2040 until 11/1/2045		4,157,291	4,406,215
5.5%, with various maturities from 12/1/2032 until 8/1/2037		2,066,701	2,314,244
6.5%, 6/1/2017		1,196	1,197
Government National Mortgage Association:
3.5%, 9/1/2044 (c)		3,000,000	3,117,891
4.0%, 1/1/2044 (c)		2,900,000	3,066,523
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,918,722)			20,209,199
Asset-Backed 5.6%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021		500,000	504,455
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,200,000	1,192,558
Ford Credit Auto Owner Trust, "A", Series 2014-2, 144A, 2.31%, 4/15/2026		2,500,000	2,524,546
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		367,201	367,685
			4,589,244
Credit Card Receivables 1.7%
Master Credit Card Trust II, "A", Series 2017-1A, 144A, 2.26%, 7/21/2021		510,000	514,198
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		3,000,000	2,950,800
			3,464,998
Miscellaneous 1.6%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		409,988	405,260
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,213,875	2,253,503
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.424% *, 4/18/2027		500,000	492,838
			3,151,601
Total Asset-Backed (Cost $11,208,829)			11,205,843
Commercial Mortgage-Backed Securities 2.2%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.917% *, 7/10/2044		137,810	99,083
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	210,450
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.675% **, 12/25/2024		7,951,044	283,529
"X1", Series K054, Interest Only, 1.318% **, 1/25/2026		5,503,940	465,794
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	156,149
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		972,076	983,261
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		1,103,972	1,105,458
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048		1,110,000	1,121,442
Total Commercial Mortgage-Backed Securities (Cost $4,605,592)			4,425,166
Collateralized Mortgage Obligations 8.2%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		257,779	139,478
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,310,565	129,989
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,325,585	192,285
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,300,517	848,676
"MS", Series 3055, Interest Only, 5.606% **, 10/15/2035		1,551,703	260,941
"SG", Series 3859, Interest Only, 5.706% **, 11/15/2039		1,297,773	99,446
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,836,040
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,596,124
"PZ", Series 2016-9, 3.5%, 3/25/2046		2,962,052	2,938,368
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,148,157
"4", Series 406, Interest Only, 4.0%, 9/25/2040		710,067	138,739
"YI", Series 2008-36, Interest Only, 6.209% **, 7/25/2036		2,230,522	365,396
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,031,257
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,080,478
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		5,091,013	484,946
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,032,250	1,059,821
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		619,176	81,921
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		810,227	24,545
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		486,260	6,660
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		787,045	40,318
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		509,357	90,222
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		671,480	109,047
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		251,247	45,339
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		804,065	136,977
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		212,431	36,574
"SB", Series 2014-81, 12.469% *, 6/20/2044		477,087	625,868
Total Collateralized Mortgage Obligations (Cost $17,427,984)			16,547,612
Government & Agency Obligations 15.6%
Other Government Related (d) 2.5%
Credit Bank of Moscow, 144A, 8.875%, 11/10/2022 (c)		3,750,000	3,747,038
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	991,922
Vnesheconombank, 144A, 6.902%, 7/9/2020		350,000	384,098
			5,123,058
Sovereign Bonds 5.8%
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	3,320,000	2,241,596
Government of New Zealand:
Series 0437, REG S, 2.75%, 4/15/2037	NZD	4,365,000	2,648,370
Series 0427, REG S, 4.5%, 4/15/2027	NZD	2,500,000	1,926,409
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,000,000	986,832
Kingdom of Norway, 144A, REG S, 1.75%, 2/17/2027	NOK	33,340,000	3,925,003
			11,728,210
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032		1,500,000	2,115,481
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds:
2.875%, 11/15/2046		1,280,000	1,258,101
3.0%, 2/15/2047		1,000,000	1,009,414
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		7,500,000	7,490,040
2.25%, 2/15/2027		2,682,500	2,674,640
			12,432,195
Total Government & Agency Obligations (Cost $31,507,474)			31,398,944
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.56% ***, 6/1/2017 (f)		450,000	449,735
0.59% ***, 8/10/2017 (f)		1,880,000	1,875,781
Total Short-Term U.S. Treasury Obligations (Cost $2,326,671)			2,325,516
		Shares	Value ($)
Securities Lending Collateral 4.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.66% (g) (h) (Cost $7,993,073)		7,993,073	7,993,073
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 0.80% (g) (Cost $6,109,546)		6,109,546	6,109,546
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $219,244,522) †		109.7	220,743,474
Other Assets and Liabilities, Net		(9.7)	(19,493,802)
Net Assets		100.0	201,249,672

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2017.
**	These securities are shown at their current rate as of April 30, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $219,713,496. At April 30, 2017, net unrealized appreciation for all securities based on tax cost was $1,029,978. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,646,585 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,616,607.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2017 amounted to $7,748,109, which is 3.8% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At April 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At April 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/21/2017	165	20,743,594	221,872
5 Year U.S. Treasury Note	USD	6/30/2017	105	12,432,656	82,875
Total unrealized appreciation					304,747

At April 30, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-BTP Italian Government Bond	EUR	6/8/2017	39	5,595,395	(55,096)
Federal Republic of Germany Euro-Bund	EUR	6/8/2017	23	4,053,219	(44,558)
U.S. Treasury Long Bond	USD	6/21/2017	6	917,813	(4,700)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	22	2,979,969	(83,919)
Ultra Long U.S. Treasury Bond	USD	6/21/2017	80	13,035,000	(222,084)
United Kingdom Long Gilt Bond	GBP	6/28/2017	11	1,827,487	(40,050)
Total unrealized depreciation					(450,407)

At April 30, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	5,300,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(602,346)	(541,777)
5/9/2016 5/9/2026	5,900,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(157,536)	(97,783)
12/16/2015 9/16/2025	19,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(701,274)	(612,045)
12/16/2015 9/18/2017	3,900,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(6,676)	(7,350)
12/16/2015 9/18/2045	13,500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,292,609	858,435
Total net unrealized depreciation				(400,520)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2017 is 1.17%.
As of April 30, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,063,458	JPY	453,100,000	5/8/2017	2,342	Canadian Imperial Bank of Commerce
JPY	451,100,000	USD	4,067,750	5/8/2017	19,896	Toronto-Dominion Bank
USD	2,950,797	EUR	2,800,000	5/15/2017	101,592	JPMorgan Chase Securities, Inc.
NZD	2,820,000	USD	2,027,242	5/15/2017	91,790	Goldman Sachs & Co.
NOK	33,800,000	USD	4,031,527	5/15/2017	94,107	Barclays Bank PLC
AUD	3,000,000	USD	2,267,535	5/22/2017	22,061	Canadian Imperial Bank of Commerce
NOK	34,318,000	USD	4,115,613	5/22/2017	117,467	Citigroup, Inc.
CAD	3,205,335	USD	2,448,017	5/23/2017	99,104	Goldman Sachs & Co.
AUD	5,500,000	JPY	472,403,250	6/8/2017	128,595	Australia and New Zealand Banking Group Ltd.
NOK	34,200,000	USD	4,028,411	6/28/2017	42,432	Citigroup, Inc.
Total unrealized appreciation					719,386
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	453,100,000	USD	4,045,409	5/8/2017	(20,390)	Canadian Imperial Bank of Commerce
USD	4,078,090	JPY	451,100,000	5/8/2017	(30,237)	Citigroup, Inc.
USD	3,987,977	NOK	33,800,000	5/15/2017	(50,557)	Canadian Imperial Bank of Commerce
EUR	2,800,000	USD	2,971,290	5/15/2017	(81,099)	JPMorgan Chase Securities, Inc.
USD	2,354,470	CAD	3,205,335	5/23/2017	(5,557)	Citigroup, Inc.
JPY	465,008,500	AUD	5,500,000	6/8/2017	(62,160)	Canadian Imperial Bank of Commerce
USD	3,987,524	NOK	34,200,000	6/28/2017	(1,546)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(251,546)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$120,528,575	$—	$120,528,575
Mortgage-Backed Securities Pass-Throughs	—	20,209,199	—	20,209,199
Asset-Backed	—	11,205,843	—	11,205,843
Commercial Mortgage-Backed Securities	—	4,425,166	—	4,425,166
Collateralized Mortgage Obligations	—	16,547,612	—	16,547,612
Government & Agency Obligations	—	31,398,944	—	31,398,944
Short-Term U.S. Treasury Obligations		2,325,516		2,325,516
Short-Term Investments (i)	14,102,619	—	—	14,102,619
Derivatives (j)
Futures Contracts	304,747	—	—	304,747
Interest Rate Swap Contracts	—	858,435	—	858,435
Forward Foreign Currency Exchange Contracts	—	719,386	—	719,386
Total	$14,407,366	$208,218,676	$—	$222,626,042
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(450,407)	$—	$—	$(450,407)
Interest Rate Swap Contracts	—	(1,258,955)	—	(1,258,955)
Forward Foreign Currency Exchange Contracts	—	(251,546)	—	(251,546)
Total	$(450,407)	$(1,510,501)	$—	$(1,960,908)

There have been no transfers between fair value measurement levels during the period ended April 30, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 467,840
Interest Rate Contracts	$ (145,660)	$ (400,520)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2017